Overview and Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) mi² Customer SEGMENT	Dec. 31, 2024 USD ($) mi² Customer	Apr. 04, 2025 USD ($)	Sep. 13, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Number of reportable segments | SEGMENT	1
Approximate number of retail customers | Customer	530,000	537,000
Service area, square miles | mi²	6,000	6,000
Carrying Value	$ 2,736.9	$ 2,546.2			$ 2,195.9
Ohio Holdings [Member]
Significant Accounting Policies [Line Items]
Subsidiary, Ownership Percentage, Parent	100.00%
Ohio Investments [Member]
Significant Accounting Policies [Line Items]
Subsidiary, Ownership Percentage, Parent	85.00%
DPL [Member]
Significant Accounting Policies [Line Items]
Subsidiary, Ownership Percentage, Parent	82.35%
Forecast [Member]
Significant Accounting Policies [Line Items]
Ohio Holdings Investment Percent			15.00%	15.00%
Ohio Investment Percent			17.65%	17.65%
Ohio Investments Purchase price			$ 272.0	$ 273.0
CDPQ Investment percent			30.00%	30.00%
CDPQ Investment total			$ 544.0	$ 546.0
Ohio Holdings Purchase price			$ 272.0	$ 273.0